Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenue	$ 249,913	$ 218,019	$ 193,234
Affiliated Entity | Saas Service Agreement
Related Party Transaction [Line Items]
Revenue	$ 160	$ 182	$ 195